DEBT AND LEASE ARRANGEMENTS - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		$ 6,746
Bonds	$ 59,680	69,737
Bank and other borrowings	1,321	1,818
Total (excluding interest)	61,001	78,301
Interest	23,074	24,095
Carrying amount	89,086	108,014
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount		(15)
Carrying amount		6,731
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	578	1,308
Carrying amount	60,258	71,045
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	0	0
Carrying amount	1,321	1,818
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	578	1,293
Carrying amount	61,579	79,594
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		6,746
Bonds	3,423	5,080
Bank and other borrowings	646	944
Total (excluding interest)	4,069	12,770
Interest	1,637	1,834
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		0
Bonds	3,376	4,720
Bank and other borrowings	452	162
Total (excluding interest)	3,828	4,882
Interest	1,587	1,707
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		0
Bonds	4,362	5,408
Bank and other borrowings	36	33
Total (excluding interest)	4,398	5,441
Interest	1,524	1,630
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		0
Bonds	6,310	4,633
Bank and other borrowings	9	215
Total (excluding interest)	6,319	4,848
Interest	1,416	1,527
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		0
Bonds	3,882	8,043
Bank and other borrowings	143	47
Total (excluding interest)	4,025	8,090
Interest	1,268	1,412
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper		0
Bonds	38,327	41,853
Bank and other borrowings	35	417
Total (excluding interest)	38,362	42,270
Interest	$ 15,642	$ 15,985